UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
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           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner New York, New York   11/10/11
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

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $70,097
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.           Form 13F File Number               Name
   ---            -----------             ----------------------------
    1              28-7384                   Nathaniel Bohrer
   ---            -----------             ----------------------------
    2              28-7750                   Marjorie Gochberg Kellner
   ---            -----------             ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                Voting Authority
                                                             Value    Shares/  Sh/  Put/   Invstmt   Other
Security                        Title of class     CUSIP    (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores                 COM         65440K106    553     30,000   SH           Other    1 2 3           30,000
Airgas                               COM         009363102    319      5,000   SH           Other    1 2 3           5,000
Amtrust Financial Services           COM         032359309    445     20,000   SH           Other    1 2 3           20,000
Apple                                COM         037833100    229       600    SH           Other    1 2 3            600
Arch Chemicals                       COM         03937r102   2,792    59,500   SH           Other    1 2 3           59,500
Barnes & Noble Inc.                  COM         067774109    355     30,000   SH           Other    1 2 3           30,000
Caliper Life Sciences                COM         130872104   1,832    175,000  SH           Other    1 2 3          175,000
CenturyLink Inc                      COM         156700106    415     12,540   SH           Other    1 2 3           12,540
Cephalon Inc                         COM         156708109   4,035    50,000   SH           Other    1 2 3           50,000
Children's Place                     COM         168905107    465     10,000   SH           Other    1 2 3           10,000
Decker Outdoor                       COM         243537107    932     10,000   SH           Other    1 2 3           10,000
Dollar Thrifty Auto                  COM         256743105   2,258    40,100   SH           Other    1 2 3           40,100
Dollar Thrifty Auto                  PUT         256743955   1,689    30,000   SH   PUT     Other    1 2 3           30,000
Dollar Tree Stores                   COM         256746108    376      5,000   SH           Other    1 2 3           5,000
DPL Inc                              COM         233293109    301     10,000   SH           Other    1 2 3           10,000
DSW Inc                              CL A        23334l102    462     10,000   SH           Other    1 2 3           10,000
Exco Resources Inc                   COM         269279402    375     35,000   SH           Other    1 2 3           35,000
Express Inc                          COM         30219e103    507     25,000   SH           Other    1 2 3           25,000
Express Scripts                      COM         302182100    241      6,500   SH           Other    1 2 3           6,500
Foot Locker Inc                      COM         344849104    703     35,000   SH           Other    1 2 3           35,000
Goodrich                             COM         382388106   4,163    34,500   SH           Other    1 2 3           34,500
Hanesbrands Inc                      COM         410345102    250     10,000   SH           Other    1 2 3           10,000
Harvest Natural Resources            COM         41754v103    187     21,800   SH           Other    1 2 3           21,800
Kinetic Concepts Inc               COM NEW       49460w208   1,318    20,000   SH           Other    1 2 3           20,000
Kinetic Concepts Inc                 PUT         49460w958    659     10,000   SH   PUT     Other    1 2 3           10,000
Krispy Kreme Doughnuts               COM         501014104    682     100,000  SH           Other    1 2 3          100,000
Mattel Inc                           COM         577081102    777     30,000   SH           Other    1 2 3           30,000
Medco Health Solutions               PUT         58405u952    234      4,625   SH   PUT     Other    1 2 3           4,625
Motorola Mobility Holdings Inc       COM         620097105   3,589    95,000   SH           Other    1 2 3           95,000
Nalco Chemical                       COM         62985Q101   4,635    132,500  SH           Other    1 2 3          132,500
NCR Corp.                            COM         62886E108    676     40,000   SH           Other    1 2 3           40,000
Netlogic Microsystems                COM         64118b100   1,203    25,000   SH           Other    1 2 3           25,000
Northgate Minerals Corp              COM         666416102    269     80,000   SH           Other    1 2 3           80,000
Paetec Holding Corp                  COM         695459107    265     50,000   SH           Other    1 2 3           50,000
Pharmerica Corp                      COM         71714F104    143     10,000   SH           Other    1 2 3           10,000
Pharmerica Corp                      CALL        71714F904    714     50,000   SH   CALL    Other    1 2 3           50,000
SPDR S&P 500 ETF TR                TR UNIT       78462F103    566      5,000   SH           Other    1 2 3           5,000
S1 Corp                              COM         78463B101   2,728    297,500  SH           Other    1 2 3          297,500
Sanofi Aventis CVR             RIGHT 12/31/2020  80105n113     90     85,000   SH           Other    1 2 3           85,000
Servicesource Int'l                  COM         81763u100    132     10,000   SH           Other    1 2 3           10,000
Southern Union Co                    COM         844030106   5,773    142,300  SH           Other    1 2 3          142,300
Starbucks Corp                       COM         855244109   1,193    32,000   SH           Other    1 2 3           32,000
Susser Holdings Corp                 COM         869233106    897     45,000   SH           Other    1 2 3           45,000
Target corp                          COM         87612E106    858     17,500   SH           Other    1 2 3           17,500
Temple Inland Inc                    COM         879868107   5,851    186,500  SH           Other    1 2 3          186,500
Tempur-Pedic Int'l                   COM         88023U101    947     18,000   SH           Other    1 2 3           18,000
Tiffany & Co Inc                     COM         886547108    304      5,000   SH           Other    1 2 3           5,000
TJX Companies Inc                    COM         872540109    832     15,000   SH           Other    1 2 3           15,000
Trans1 Inc                           COM         89385x105    150     50,000   SH           Other    1 2 3           50,000
Transatlantic Holdings               COM         893521104   5,386    111,000  SH           Other    1 2 3          111,000
Transatlantic Holdings               PUT         893521954    970     20,000   SH   PUT     Other    1 2 3           20,000
Varian Semiconductor                 COM         922207105   2,599    42,500   SH           Other    1 2 3           42,500
Varian Semiconductor                 PUT         922207955    612      8,000   SH   PUT     Other    1 2 3           8,000
Wendy's/Arby's Group Inc - A         COM         95058w100    264     57,500   SH           Other    1 2 3           57,500
WW Grainger Inc                      COM         384802104    897      6,000   SH           Other    1 2 3           6,000